CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
CONSOLIDATED BALANCE SHEETS [Abstract]
Loans allowance	$ 1,989	$ 2,004
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	30,000,000	30,000,000
Common stock, shares issued	3,350,916	3,372,375
Common stock, shares outstanding	3,350,916	3,372,375